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April 3, 2007




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard Bond Index Funds (the Trust)
     File No.  33-6001
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,





Barry Mendelson
Senior Counsel
The Vanguard Group, Inc.


cc: Christian Sandoe, Esq.
  Securities & Exchange Commission